Matthews Emerging Markets Sustainable Future Fund Expense Example - Matthews Emerging Markets Sustainable Future Fund	Dec. 31, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	$ 1,492